BORROWINGS	12 Months Ended
Dec. 31, 2013
BORROWINGS
BORROWINGS

10. BORROWINGS

	At December 31, 2012	At December 31, 2013
	$	$
Bank borrowings	1,073,489,705	929,904,076

Analysis as:
Short-term	800,808,595	588,765,154
Long-term, current portion	17,481,257	136,449,641

Subtotal for short-term	818,289,852	725,214,795
Long-term, non-current portion	214,562,973	142,653,448
Borrowings from non-banking financial institutions	40,636,880	62,035,833

Analysis as:
Short-term	40,636,880	53,297,709
Long-term	—	8,738,124

Total	1,073,489,705	929,904,076

        As of December 31, 2013, the Company had contractual bank credit facilities of $1,036,308,271, of which $100,858,186 has been drawn down with the due dates beyond December 31, 2014, $537,824,419 has been drawn down with the due dates before December 31, 2014 and $397,625,666 was available for draw down upon demand. In addition, as of December 31, 2013, the Company also had non-binding bank credit facilities of $406,058,541, of which $350,654,625 has been drawn down with the due dates before December 31, 2014 and $55,403,916 was subject to banks' discretion upon request for additional drawn down.

        As of December 31, 2013, short-term borrowings of $247,855,632 and long-term borrowings of $68,179,417 were secured by bank notes and property, plant and equipment with carrying amounts of $126,314,168, inventories of $63,371,549, prepaid land use rights of $12,880,278 and project assets of $288,974,166.

a)    Short-term

        The Company's short-term borrowings consist of the following:

	At December 31, 2012	At December 31, 2013
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	175,289,355	69,840,000
Short-term bank borrowings secured by inventories	79,548,166	32,905,247
Short-term bank borrowings guaranteed by Dr. Shawn Qu	66,349,563	30,161,927
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	231,676,935	108,781,908
Short-term bank borrowings secured by project assets	—	28,035,954
Short-term bank borrowings secured by bank notes	21,825,595	36,420,800
Unsecured short-term borrowings	226,118,981	282,619,318
Long-term borrowings due within one year
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	13,523,188	19,926,520
Long-term borrowings due within one year secured by project assets	—	49,821,157
Unsecured long-term borrowings due within one year	3,958,069	66,701,964

Subtotal	818,289,852	725,214,795
Borrowings from non-banking financial institutions
Unsecured short-term borrowings	40,636,880	53,297,709

Total	858,926,732	778,512,504

        The average interest rate on short-term borrowings was 4.60% and 4.67% per annum for the years ended December 31, 2012 and 2013, respectively. The short-term borrowings are repayable within one year.

b)    Long-term

        The Company's long-term borrowings consist of the following:

	At December 31, 2012	At December 31, 2013
	$	$
Bank borrowings
Unsecured long-term bank borrowings	142,969,791	62,664,031
Long-term bank borrowings secured by project assets	—	60,589,417
Long-term bank borrowings secured by restricted cash	—	19,400,000
Long-term bank borrowings secured by prepaid land use rights and property, plant and equipment	71,593,182	—
Borrowings from non-banking institutions
Long-term borrowings secured by project assets	—	7,590,000
Unsecured long-term borrowings	—	1,148,124

Total	214,562,973	151,391,572

        The average interest rate on long-term borrowings was 6.68% and 6.15% per annum for the years ended December 31, 2012 and 2013, respectively.

        Future principal repayment on the long-term borrowings are as follows:

2014	136,449,641
2015	57,857,360
2016	33,785,817
2017 and thereafter	59,748,395

Total	287,841,213
Less: future principal repayment related to long-term borrowings, current portion	(136,449,641)

Total long-term portion	$151,391,572

        On June 25, 2009, CSI Solar Power Inc. entered into several loan agreements with a local Chinese commercial bank for the construction of solar wafer production lines. The total credit facility under those agreements is $14,761,607, which requires repayment of $4,920,523, $4,920,523, $3,280,383 and $1,640,178 in 2011, 2012, 2013 and 2014, respectively. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2013 was $ 1,640,178 and was guaranteed by CSI Cells Co., Ltd. The borrowing bears a floating base interest rate published by People's Bank of China for borrowings with the same maturities and does not contain any financial covenants or restrictions. On January 20, 2010, CSI Solar Power Inc. was merged into Canadian Solar Manufacturing (Changshu) Inc., and the loan was transferred to Canadian Solar Manufacturing(Changshu) Inc.

        On May 31, 2010, CSI Cells Co., Ltd. entered into a syndicated loan agreement with local Chinese commercial banks for the expansion of solar cell production capacity. The total credit facility under this agreement is $145,630,940, or an equivalent RMB amounts, with two tranches. The first tranche has a credit limit of $71,478,730, which requires repayment within one year. The second tranche has a credit limit of $74,152,210. As of December 31, 2013, CSI Cells Co., Ltd. has drawn $72,340,041 from the second tranche in RMB. Both tranches bear the base interest rate published by People's Bank of China for the same maturity for RMB denominated borrowings. Interest under both tranches is due quarterly in arrears. Outstanding borrowings under this agreement were $72,340,041 at December 31, 2013, which requires repayment of $72,340,041 in 2014. The borrowing under the agreement is guaranteed by CSI Solar Power (China) Inc., Canadian Solar Manufacturing (Luoyang) Inc., and Canadian Solar Manufacturing (Changshu) Inc. The agreement does not contain any financial covenants or restrictions.

        On October 29, 2011, CSI Cells Co., Ltd. entered into a syndicated loan agreement with local Chinese commercial banks. The total credit facility under this agreement is $134,494,298, or an equivalent RMB amount, with two tranches. The first tranche has a credit limit of $27,882,964, which requires repayment within one year and was for working capital purposes. The second tranche has a credit limit of $106,611,334 for the expansion of solar cell production capacity of CSI Cell Co., Ltd. As of December 31, 2013, CSI Cells Co., Ltd. has drawn $73,430,760 from the second tranche in RMB. Both tranches bear the base interest rate published by People's Bank of China for the same maturity for RMB denominated borrowings. Interest under both tranches is due quarterly in arrears. Outstanding borrowings under this agreement were $73,430,760 at December 31, 2013, which requires repayment of $11,566,534, $11,566,534, $25,321,065 and $24,976,627 in 2014, 2015, 2016 and 2017 respectively. The borrowing under the agreement is guaranteed by CSI Solar Power (China) Inc., Canadian Solar Manufacturing (Luoyang) Inc. and Canadian Solar Manufacturing (Changshu) Inc. The agreement does not contain any financial covenants or restrictions.

        On June 26, 2012, Canadian Solar Japan K.K. entered into a loan agreement with a Japanese bank for working capital. The total credit facility under the agreement is $1,580,284 or an equivalent Japanese yen amount, which has a maturity of 36 months. Outstanding borrowings under this agreement were $942,288 at December 31, 2013, which requires the repayment of $638,324 and $303,964 in 2014 and 2015 respectively. The borrowing bears a fixed rate of 0.9% and does not contain any financial covenants or restrictions.

        On August 13, 2012, CSI entered into a loan agreement with a local Chinese bank for the acquisition of Projects 16. The total credit facility under the agreement is $87,472,117, or an equivalent Canadian dollar amount, which has a maturity of 60 months. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2013 was $28,639,956, which requires repayment of $12,246,050, $12,246,050 and $4,147,856 in 2014, 2015 and 2016 respectively. The loan was guaranteed by CSI Solar Project 16 Inc., CSI Solar Power(China) Inc. and Canadian Solar Solutions Inc. The borrowing bears a floating interest rate equal to LIBOR+4.9%. The borrowing contains financial covenants which require that for any period ended Jun 30 and December 31 in the following three years, the ratio of liabilities to assets of the Company shall be no higher than 88%. As at December 31, 2013, the Company met the requirements of the financial covenants.

        On November 29, 2012, CSI Solar Project 5 Inc., the Company's 100% owned subsidiary, entered into a loan agreement with Deutsche Bank AG, Canada Branch, or Deutsche Bank. The total facility under this agreement is $130,733,831 or an equivalent Canadian dollar amount for the construction of solar power projects in Ontario, Canada. Outstanding borrowings under this agreement were $34,376,760 at December 31, 2013, which requires repayment in 2014. The contract maturity date is the earlier to occur of (i) October 31, 2014, and (ii) the date the projects are sold. As at December 31, 2013, since the projects are expected to be sold in one year, the loan was reported in the current portion in the financial statements. The borrowing was secured by project assets and contained financial covenants that the aggregate amount of loans in respect of any Project shall not exceed 75% of the Project Costs for the Project. As at December 31, 2013, the Company met the requirements of the financial covenants.

        On February 28 2013, Canadian Solar Japan K.K. entered into a loan agreement with a Japanese bank for working capital. The total credit facility under this agreement is $1,234,852, or an equivalent Japanese yen amount, with two tranches. The first tranche has a credit limit of $949,886, which requires repayment of $28,497 each month in the following three years and the borrowing of first tranche bears a fixed rate of 1.45% per year. The second tranche has a credit limit of $284,966, which requires repayment of $8,454 each month in the following three years and the borrowing of second tranche bears a fixed rate of 2.3% per year. Outstanding borrowings under this agreement were $939,248 at December 31, 2013, which requires repayment of $443,307, $443,307 and $52,434 in 2014, 2015 and 2016 respectively. The agreement does not contain any financial covenants or restrictions.

        On May 20, 2013, CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd., the Company's 100% owned subsidiaries, entered into a loan agreement with a local Chinese bank for construction of a solar power project in China. The total credit facility under this agreement is $44,284,800, or an equivalent RMB amount, which requires repayment of $3,198,347, $3,198,347, $3,116,338 and $34,771,768 in 2014, 2015, 2016, 2017 and thereafter, respectively. Interest is due quarterly in arrears. The outstanding balance as of December 31, 2013 was $44,284,800, which was guaranteed by CSI Solar Power (China) Inc. and secured by the project assets of Tumushuke CSI New Energy Development Co., Ltd. The borrowing bears a floating rate equal to the base interest rate published by People's Bank of China with the same maturities, which was 6.55% as of December 31, 2013 for loans of more than 5 years. The borrowing also contains financial covenants which require that the ratio of liabilities to assets of CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd. shall not exceed 75%. As at December 31, 2013, the Company met all the requirements of the financial covenants.

        On October 16, 2013, CSI Solar Project 3 Inc., the Company's 100% owned subsidiary, entered into a loan agreement with Deutsche Bank AG, Canada Branch, or Deutsche Bank. The construction financing facility under this agreement is $97,866,969 or an equivalent Canadian dollar amount for the construction of solar power projects in Ontario, Canada. Outstanding borrowings under this agreement were $3,109,058 at December 31, 2013, which requires repayment of $3,109,058 in 2015. The contract maturity date is the earlier of (i) July 31, 2015, or (ii) the date the projects are sold. As at December 31, 2013, the projects are expected to be sold beyond one year and as such, the company considered the maturity date to be July 31, 2015. The borrowing was secured by project assets and does not contain any financial covenants or restrictions.

        On October 28, 2013, CSI Cells Co., Ltd., entered into a loan agreement with a state-owned trust company about research of Solar Photovoltaic Technology. The total credit facility under this agreement is $1,148,124, or an equivalent RMB amount, which requires repayment of $1,148,124 in 2016. The loan is free of interest and does not contain any financial covenants or restrictions.

        On November 25, 2013, Canadian Solar International Limited entered into a loan agreement with a Chinese commercial bank overseas branch. The total credit facility under this agreement is $30,000,000 for general working capital purposes. Outstanding borrowings under this agreement were $19,400,000 at December 31, 2013, which requires repayment in 2015. The borrowing bears a floating interest rate equal to LIBOR+1.8% and the agreement does not contain any financial covenants or restrictions.

        On December 4, 2013, Canadian Solar International Project 1 Limited, the Company's 100% owned subsidiary, entered into a loan agreement with Harvest North Star Capital. The total credit facility under this agreement is $40,000,000 and will be used to finance the development of several ground-mounted solar power projects in Japan. Outstanding borrowings under this agreement were $7,590,000 at December 31, 2013, which requires repayment in 2015. The loan is secured by project assets and guaranteed by Canadian Solar Inc. and bears 12.5% per annum rate. The agreement does not contain any financial covenants or restrictions.

  c)     Interest expense

        The Company capitalized interest costs incurred into the Company's project assets or property, plant and equipment as follows during the years ended December 31, 2011, 2012 and 2013:

	Years Ended December 31
	2011	2012	2013
	$	$	$
Interest capitalized—project assets	—	4,631,569	17,292,847
Interest capitalized—property, plant and equipment	4,099,815	670,374	347,791
Interest expense	43,843,586	53,304,640	46,244,456

Total interest incurred	47,943,401	58,606,583	63,885,094